Management of Financial Risk (Details) - CAD ($)	Jan. 31, 2024	Jan. 31, 2023
Statement [Line Items]
Accounts payable and accrued liabilities	$ 4,976,823	$ 5,436,024
Convertible debentures	15,688	0
Loans payable	0	$ 80,000
Over 12 Months [Member]
Statement [Line Items]
Due to related parties	0
Financial guarantee liability	590,870
Accounts payable and accrued liabilities	0
Convertible debentures	245,234
Loans payable	82,495
Warrant liabilities	275,032
0 - 12 Months [Member]
Statement [Line Items]
Due to related parties	1,295,199
Financial guarantee liability	550,392
Accounts payable and accrued liabilities	4,976,823
Convertible debentures	0
Loans payable	0
Warrant liabilities	$ 4,468